Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2018
Selected Quarterly Financial Data (Unaudited)

15. Selected Quarterly Financial Data (Unaudited)

The following information has been derived from unaudited consolidated financial statements that, in the opinion of management, include all recurring adjustments necessary for a fair statement of such information (in thousands except per share data):

	Three Months Ended
	Dec. 31, 2018	Sept. 30, 2018	June 30, 2018	March 31, 2018	Dec. 31, 2017	Sept. 30, 2017	June 30, 2017	March 31, 2017
Statements of Operations Data:
Revenue	$—	$—	$—	$—	$—	$—	$—	$—
Loss from operations	(17,930)	(16,702)	(14,025)	(11,306)	(8,170)	(7,015)	(15,731)	(4,811)
Net loss	(16,679)	(16,015)	(13,660)	(11,161)	(8,036)	(6,913)	(15,731)	(4,811)
Net loss attributable to common stockholders	(16,679)	(16,015)	(13,748)	(11,161)	(8,036)	(6,919)	(15,387)	(5,165)
Net loss per share attributable to common stockholders, basic and diluted	(0.50)	(0.49)	(3.13)	(4.53)	(3.59)	(3.44)	(8.90)	(3.59)